Marketable securities and other securities investments (Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Gain (Loss) on Investments [Line Items]
Cost	¥ 7,684,104	¥ 7,277,080
Gross unrealized gains	2,069,023	2,174,274
Gross unrealized losses	125,299	52,021
Fair value	9,627,828	9,399,333
Public and Corporate Bonds
Gain (Loss) on Investments [Line Items]
Cost	6,276,811	5,789,221
Gross unrealized gains	150,198	145,640
Gross unrealized losses	118,275	49,030
Fair value	6,308,734	5,885,831
Common stocks
Gain (Loss) on Investments [Line Items]
Cost	676,959	668,345
Gross unrealized gains	1,910,767	2,018,910
Gross unrealized losses	5,611	321
Fair value	2,582,115	2,686,934
Other
Gain (Loss) on Investments [Line Items]
Cost	730,334	819,514
Gross unrealized gains	8,058	9,724
Gross unrealized losses	1,413	2,670
Fair value	736,979	826,568
Securities not practicable to determine fair value
Gain (Loss) on Investments [Line Items]
Cost	139,855	102,193
Securities not practicable to determine fair value | Public and Corporate Bonds
Gain (Loss) on Investments [Line Items]
Cost	29,980	25,257
Securities not practicable to determine fair value | Common stocks
Gain (Loss) on Investments [Line Items]
Cost	¥ 109,875	¥ 76,936